Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt consists of the following:

	September 30,	December 31,
	2019	2018
	(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$467,063	$470,000
Senior secured term loan B facility	1,785,250	1,799,125
Senior secured revolving credit facility	—	550,000
$ 1,050 million 5.625 % senior notes, due 2024	1,050,000	1,050,000
$ 500 million 4.50 % senior notes, due 2026	500,000	500,000
$ 750 million 5.75 % senior notes, due 2027	750,000	—
$ 350 million 4.50 % senior notes, due 2028	350,000	350,000

	4,902,313	4,719,125
Less: Unamortized discount and debt issuance costs	(54,905)	(52,176)

	$4,847,408	$4,666,949

Debt consists of the following:

	December 31,
	2018	2017
	(in thousands)
Senior secured credit facility:
Senior secured term loan A facility	$470,000	$273,750
Senior secured term loan B facility	1,799,125	1,817,625
Senior secured revolving credit facility	550,000	—
$ 1,050 million 5.625 % senior notes, due 2024	1,050,000	1,050,000
$ 500 million 4.50 % senior notes, due 2026	500,000	500,000
$ 350 million 4.50 % senior notes, due 2028	350,000	350,000

	4,719,125	3,991,375
Less: Unamortized discount and debt issuance costs	(52,176)	(56,747)

	$4,666,949	$3,934,628

Maturities of the Principal Amount of Debt
Maturities of debt.
Maturities of the principal amount of the Operating Partnership’s debt as of December 31, 2018 are as follows:

Year ending December 31,	(in thousands)
2019	$24,375
2020	30,250
2021	30,250
2022	30,250
2023	997,375
Thereafter	3,606,625

$4,719,125